Equity - Schedule of Warrants Outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants, outstanding		3,684,762	2,362,615	922,203
Warrants outstanding, Weighted-average remaining contractual life ( in years)		2 years 2 months 12 days	1 year 8 months 12 days
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants, outstanding	3,586,894	3,684,762
Warrants outstanding, Weighted-average remaining contractual life ( in years)	6 years 7 months 6 days	7 years 1 month 6 days
Number of warrants exercisable	3,586,894
Range 1 [Member] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices, upper limit	$ 40.00
Number of warrants, outstanding	235,224
Warrants outstanding, Weighted-average remaining contractual life ( in years)	1 year	1 year 4 months 24 days
Number of warrants exercisable	235,224
Range 2 [Member] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices, lower limit	$ 30.00
Range of exercise prices, upper limit	$ 39.99
Number of warrants, outstanding	20,350
Warrants outstanding, Weighted-average remaining contractual life ( in years)	4 months 24 days	10 months 25 days
Number of warrants exercisable	20,350
Range 3 [Member] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices, lower limit	$ 20.00
Range of exercise prices, upper limit	$ 29.99
Number of warrants, outstanding	77,950
Warrants outstanding, Weighted-average remaining contractual life ( in years)	3 months 19 days	1 year 1 month 6 days
Number of warrants exercisable	77,950
Range 4 [Member] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices, lower limit	$ 10.00
Range of exercise prices, upper limit	$ 19.99
Number of warrants, outstanding	50,300
Warrants outstanding, Weighted-average remaining contractual life ( in years)	1 year 8 months 12 days	2 years 6 months
Number of warrants exercisable	50,300
Range 5 [Member] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices, lower limit	$ 0.00
Range of exercise prices, upper limit	$ 9.99
Number of warrants, outstanding	3,203,070
Warrants outstanding, Weighted-average remaining contractual life ( in years)	7 years 3 months 19 days	8 years
Number of warrants exercisable	3,203,070